Subsequent Events	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Subsequent Events
Subsequent Events

Note 11. Subsequent Events

Conclusion of Investigations by Securities and Exchange Commission and Department of Justice

In September 2025, the Securities and Exchange Commission (“SEC”) and Department of Justice (“DOJ”) informed the Company that their respective investigations were effectively closed, and that nothing further is required of the Company.

Note conversion

In September 2025, in satisfaction of the required monthly payment, the Company and the April 23, 2021 Noteholder entered into an exchange agreement, pursuant to which a portion of the April 23, 2021 Note was partitioned into a new note with an aggregate principal amount of approximately $0.8 million, which were exchanged concurrently for approximately 2.6 million shares.

Note 13. Subsequent Events

Note conversions

In June and July 2025, in satisfaction of the required monthly payments, the Company and the April 23, 2021 Noteholder entered into exchange agreements, pursuant to which portions of the April 23, 2021 Note were partitioned into new notes with an aggregate principal amount of $1.5 million, which were exchanged concurrently for approximately 4.7 million shares.